4. STOCKHOLDER’S DEFICIT (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Stockholders Equity Details Narrative
Series C Preferred Stock Conversions	25,523,606	11,906,931
Series C Preferred Stock Dividends	11,704,861	5,365,298
Convertible Debt Conversions	51,523,808	31,571,930
Issuance of shares for note agreement		50,000
Total	88,752,275	48,894,159